Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	R 2,249,890	R 1,530,912
Accumulated depreciation	(1,204,397)	(807,629)
Carrying Value	1,045,493	723,283
Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	163,345	254,816
Accumulated depreciation	(71,646)	(123,593)
Carrying Value	91,699	131,223
Total	1,137,192	854,506
Property [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	35,824	22,364
Accumulated depreciation	(18,082)	(14,893)
Carrying Value	17,742	7,471
Property [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	89,840	66,130
Accumulated depreciation	(37,207)	(22,797)
Carrying Value	52,633	43,333
Total	70,375	50,804
Plant, equipment and vehicles [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	92,314	23,073
Accumulated depreciation	(72,163)	(16,142)
Carrying Value	20,151	6,931
Plant, equipment and vehicles [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	54,396	124,893
Accumulated depreciation	(20,403)	(65,055)
Carrying Value	33,993	59,838
Total	54,144	66,769
IT equipment [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	58,450
Accumulated depreciation	(33,180)
Carrying Value	25,270
IT equipment [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	19,109	63,793
Accumulated depreciation	(14,036)	(35,741)
Carrying Value	5,073	28,052
Total	30,343	28,052
Capitalized telematics devices – Work-in-Progress1 [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	104,475
Accumulated depreciation
Carrying Value	104,475
Capitalized telematics devices – Work-in-Progress1 [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying Value
Total	104,475
Capitalized telematics devices – Uninstalled1 [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	116,422
Accumulated depreciation
Carrying Value	116,422
Capitalized telematics devices – Uninstalled1 [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying Value
Total	116,422
Capitalized telematics devices - Installed [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	1,842,405	1,485,475
Accumulated depreciation	(1,080,972)	(776,594)
Carrying Value	761,433	708,881
Capitalized telematics devices - Installed [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying Value
Total	R 761,433	R 708,881